Income Taxes - Summary of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 91,467	$ 61,300
Tax credit carryforwards	20,338	14,443
Accrued expenses	1,265	390
Deferred revenue	28,590	29,575
Amortizable intangibles	4,198	3,218
Tenant allowance	2,206	2,174
Deferred tax assets before valuation allowance	148,064	111,100
Valuation allowance	(143,827)	(104,745)	$ (74,511)
Deferred tax assets	4,237	6,355
Deferred tax liabilities:
Equity-based compensation	0	(88)
Property and equipment	(830)	(862)
Basis differences	(5,270)	(5,405)
Deferred tax liabilities	(6,100)	(6,355)
Net deferred taxes	$ (1,863)	$ 0